Maxim public offering (Details)	Sep. 08, 2021 USD ($) $ / shares shares	Aug. 27, 2021 shares	Aug. 25, 2021 USD ($) $ / shares shares	May 27, 2021 USD ($) $ / shares shares	May 27, 2021 USD ($) shares	Aug. 03, 2020 $ / shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	22,600,000	135,000	2,488,530
Shares Issued, Price Per Share | $ / shares	$ 8.50		$ 4.25			$ 3.25
Warrant, Outstanding	11,299,000
Exercise Price of Warrants | $ / shares	$ 9.50
Proceeds from Issuance or Sale of Equity | $	$ 176,300,000		$ 10,100,000
Maxim
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				5,600,000
Shares Issued, Price Per Share | $					$ 1.25
Warrant, Outstanding				224,000	224,000
Exercise Price of Warrants | $ / shares				$ 1.375
Proceeds from Issuance or Sale of Equity | $				$ 6,800,000
Over-Allotment Option
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				700,000